Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net (loss)/ income	$ (78,899)	$ 62,878	$ 89,737
Adjustments to reconcile net (loss)/ income to net cash provided by operating activities:
Depreciation and amortization	56,880	57,617	57,623
Amortization and write-off of deferred finance costs and bond premium	3,784	3,656	3,495
Gain on debt repayment	0	(350)	0
Amortization of dry dock and special survey costs	4,198	2,837	1,532
Stock based compensation	57	864	2,362
Gain on sale of vessels	0	(11,749)	(5,771)
Equity/ (loss) in earnings of affiliates, net of dividends received	56,923	(1,438)	(3,821)
Changes in operating assets and liabilities:
(Increase)/ decrease in prepaid expenses and other current assets	(2,390)	(479)	5,067
Decrease/ (increase) in accounts receivable	8,123	(6,731)	4,367
Decrease / (increase) in due from related parties short-term	11,116	(7,210)	0
(Increase)/ decrease in restricted cash	(26)	224	(41)
Decrease/ (increase) in other long term assets	0	1,020	(1,230)
(Decrease)/ increase in accounts payable	(993)	2,102	1,246
Increase/ (decrease) in accrued expenses	1,164	1,245	(293)
Payments for dry dock and special survey costs	(14,897)	(3,828)	(6,598)
Increase/ (decrease) in due to related parties	17,107	0	(17,763)
Increase in due from related parties long-term	(12,730)	(7,638)	(16,476)
(Decrease)/ increase in deferred revenue	(3,475)	(75)	6,200
Net cash provided by operating activities	45,942	92,945	119,636
Investing Activities
Loan repayment from affiliated companies	55,132	0	0
Acquisition of vessels	0	0	(163,791)
Net cash proceeds from sale of vessels	0	89,988	71,224
Investment in affiliates	(84)	(89)	(7,201)
Loans receivable from affiliates	(13,706)	(4,275)	(7,327)
Loan receivable from affiliate, net of issuance fee and costs	0	(49,342)	0
Dividends received from affiliates	11,036	7,223	2,585
Net cash provided by/ (used in) investing activities	52,378	43,505	(104,510)
Financing Activities
Loan proceeds, net of deferred finance costs	49,764	0	192,930
Loan repayments	(84,196)	(105,531)	(140,861)
Dividend paid	(31,614)	(31,682)	(40,084)
Decrease/ (increase) in restricted cash	2,085	(750)	(130)
Payment to related party	0	0	(11,265)
Redemption of Convertible shares and puttable common stock	(2,500)	(4,000)	(5,500)
Acquisition of treasury stock	0	0	(9,904)
Net cash used in financing activities	(66,461)	(141,963)	(14,814)
Net increase/ (decrease) in cash and cash equivalents	31,859	(5,513)	312
Cash and cash equivalents, beginning of year	49,292	54,805	54,493
Cash and cash equivalents, end of year	81,151	49,292	54,805
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	71,966	72,478	70,130
Non-cash investing activities
Capitalized financing costs	0	0	19
Investment in affiliates received upon sale of vessels	0	0	27,111
Accrued interest on loan to affiliates	2,643	3,498	1,357
Deferred gain on sale of assets	0	8,823	8,971
Non-cash financing activities
Acquisition of vessels	0	0	(914)
Due to related party	0	0	(914)
Stock based compensation	$ 57	$ 864	$ 2,362